Retirement Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Disclosure of retirement benefit obligations
The Company has the following retirement benefit plans as of December 31, 2025 and 2024, respectively:

	2025	2024
Non-qualified deferred compensation plan	$4,608	$4,037
Pension benefits	(122)	(173)
Other post-retirement benefits	2,615	1,253
Retirement benefit obligations	$7,101	$5,117